UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-09078

The Penn Street Fund, Inc.

 (Exact name of registrant as specified in charter)

83 General Warren Blvd., Suite 200 Malvern, PA 19355

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   October 31

Date of reporting period:  July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

THE PENN STREET FUND, INC.
BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
Schedule of Investments
July 31, 2007

Shares		Value

Common Stock - 90.07%

Computer & Office Equipment - 3.74%
1,500	Hewlett Packard Co.	$69,045
700	International Buisness Machine Corp.	77,455
		146,500
Driling Oil & Gas Wells - 4.87%
1,600	Ensco International, Inc.	97,712
1,300	Global Santa Fe Corp.	93,223
		190,935
Electric & Other Services Combined -7.98%
1,600	Consolidated Edison, Inc.	69,888
1,300	DTE Energy Co.	60,294
1,200	FPL Group, Inc.	69,276
500	PG&E Corp.	21,405
500	Public Service Enterprise Group, Inc.	43,075
2,400	Xcel Energy, Inc.	48,720
		312,658
Finance Lessors - 1.47%
1,400	Cit Group, Inc.	57,652

Fire, Marine & Casualty Insurance - 7.54%
1,300	Ace Ltd.	75,036
1,600	Chubb Corp.	80,656
1,300	Safeco Corp.	76,011
1,200	The Allstate Corp.	63,780
		295,483
Household Appliances - 2.09%
800	Whirlpool Corp.	81,688

Insurance Agents, Brokers & Services - 5.21%
700	Hartford Financial Services Group, Inc.	64,309
1,100	Metlife, Inc.	66,242
1,450	Travelers Companies, Inc.	73,631
		204,182
Iron & Steel Foundries - 2.80%
800	Precision Castparts Corp.	109,648

Life Insurance - 4.44%
1,000	Lincoln National Corp.	60,320
750	Nationwide Financial Servces, Inc.	42,683
800	Prudential Financial, Inc.	70,904
		173,907
Metal Mining - 2.88%
1,200	Freeport Mcmoran, Inc.	112,776

Miscellaneous Fabricated Metal Products - 2.27%
900	Parker Hannifin Corp.	88,812

National Commerical Banks - 2.39%
400	Bank of America Corp.	18,968
1,700	JP Morgan Chase & Co.	74,817
		93,785
Optical Instruments & Lenses - 1.01%
700	KLA Tencor Corp.	39,753

Personal Credit Institutions - 0.29%
500	Discover Financial Services, LLC *	11,525

Petroleum Refining - 10.92%
1,100	Chevron Corp.	93,786
800	Conocophillips	64,672
1,100	Exxon Mobil Corp.	93,643
1,600	Marathon Oil Corp.	88,320
1,300	Valero Energy Corp.	87,113
		427,534

Railroads, Line Haul Operating - 4.85%
900	CSX Corp.	42,669
1,300	Norfolk Southern Corp.	69,914
650	Union Pacific Corp.	77,441
		190,024
Retail - Department Stores - 0.87%
500	J.C. Penney Co., Inc.	34,020

Retail - Eating Places - 0.98%
800	McDonalds Corp.	38,296

Rolling Drawing & Extruding of Nonferrous Metals - 0.98%
1,000	Alcoa, Inc.	38,200

Security Brokers, Dealers & Flotation Companies - 8.74%
500	Bear Stearns Companies, Inc.	60,610
400	Goldman Sachs Group, Inc.	75,336
1,100	Lehman Brohters Holdings, Inc.	68,200
1,000	Merrill Lynch & Co.	74,200
1,000	Morgan Stanley	63,870
		342,216
Steel Pipe & Tubes - 2.14%
800	Allegheny Technology, Inc.	83,944

Steel Works, Blast Furnaces & Rolling Mills - 1.25%
500	United States Steel Corp.	49,145

Surety Insurance - 1.83%
1,000	MBIA, Inc.	56,100
200	XL Capital Ltd.	15,572
		71,672
Telephone Communications - 2.10%
2,100	AT&T, Inc.	82,236

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.92%
1,300	McKesson Corp.	75,088

Wholesale - Durable Goods - 2.68%
1,200	Grainger W W, Inc.	104,832

Wholesale-Motor Vehicle Supplies & New Parts - 1.82%
1,500	Genuine Parts Co.	71,370

	Total Common Stock (Cost $3,136,884) - 90.07%	3,527,881

Exchange Traded Funds - 3.89%
2,100	Health Care Select Sector SPDR	70,707
3,200	Technology Select Sector SPDR	81,760

	Total Exchange Traded Funds (Cost $147,241) - 3.89%	152,467

Real Estate Investment Trusts - 1.89%
1,300	Prologis SBI	73,970

	Total Real Estate Investment Trusts (Cost $85,754) - 1.89%	73,970

Money Market Funds - 2.44%
95,686	Harleysville National Bank Money Market - 4.78%* (Cost $95,686)	95,686

	Total Investments (Cost $3,465,565) - 98.30%	3,850,004

	Other Assets Less Liabilities - 1.70%	66,655

	NET ASSETS - 100.00%	$3,916,659

*Non-Income Producing Security
** Variable Rate Security; the coupon rate shown represents the rate at July 31, 2007.

THE PENN STREET FUND, INC.
BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
Notes to Financial Statements
July 31, 2007

1. SECURITY TRANSACTIONS
At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,465,565 amounted to $384,438 which consisted of aggregate gross unrealized appreciation of $530,425 and aggregate gross unrealized depreciation of $145,987.

Item 2. Controls and Procedures.

(a)

The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Penn Street Fund, Inc.

By      /s/ Jay Kemmerer

*

       Jay Kemmerer, President

Date     September 28, 2007

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Jay Kemmerer

*

       Jay Kemmerer, President

Date   September 28, 2007

By    /s/ Gregory Getts

*

       Gregory Getts, Treasurer

Date   September 28, 2007

* Print the name and title of each signing officer under his or her signature.